INCOME AND SOCIAL CONTRIBUTION TAXES - Income and Social Contribution taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes payable	R$ 170,125	R$ 149,763
Social contribution taxes payable	55,128	50,907
Total	225,253	200,670
Current	9,898	3,515
Non-current	215,355	197,155
Income tax and social contribution liabilities	R$ 216,497	R$ 198,205